Impairment loss on marketable securities and investments in associated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Share in results from associated companies (loss)/gain	$ 89.0	$ (223.0)	$ (220.0)
Archer
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Current fair value of investment			121
Share in results from associated companies (loss)/gain			$ (221.0)